INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2019
INVENTORIES
Schedule of inventories

	As of September 30,
	2019	2018
Raw materials	$5,360,445	$4,789,860
Work-in-process	8,902,211	6,532,826
Finished goods	6,533,419	6,469,501
Total	$20,796,075	$17,792,187